Intangible Assets, Net (Details) - Schedule of Composition - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Cost:
Total cost		$ 2,062	$ 2,062
Accumulated amortization and impairments:
Total accumulated amortization and impairments		1,079	984
Amortized cost		983	1,078
Customer relationship [Member]
Cost:
Total cost		1,032	1,032
Accumulated amortization and impairments:
Total accumulated amortization and impairments		811	793
Suppliers’ relationship [Member]
Cost:
Total cost	[1]	$ 760	760
Weighted average amortization period	[1]	8 years 10 months 2 days
Accumulated amortization and impairments:
Total accumulated amortization and impairments		$ 107	64
Non-competition [Member]
Cost:
Total cost		$ 270	270
Weighted average amortization period		4 years
Accumulated amortization and impairments:
Total accumulated amortization and impairments		$ 161	$ 127
Minimum [Member] | Customer relationship [Member]
Cost:
Weighted average amortization period		7 years
Maximum [Member] | Customer relationship [Member]
Cost:
Weighted average amortization period		8 years 10 months 2 days

[1]	On July 7, 2013, the Company entered into a profit-sharing agreement with Proteus Ltd, providing for the joint market and sale of certain products.